Share-Based Compensation (Details) - Schedule of the Fair Values of the Options Granted - Incentive Plan 2020 [Member] - ¥ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Schedule of the Fair Values of the Options Granted [Line Items]
Weighted average grant date fair value of option per share		¥ 23.37	¥ 54.21
Aggregate grant date fair value of options	[1]	23,373	2,037

[1]	The weighted average grant date fair value of option per share is presented on a retroactive basis to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.